UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut        May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $320,378
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11156                Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008
              COLUMN 1            COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5           COL 6    COL 7         COLUMN 8
                                                             VALUE     SHRS OR     SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT     PRN CALL   DISCRET   MNGRS   SOLE    SHARED  NONE
           --------------      --------------     -----     --------   -------     --- ----   -------   -----   ----    ------  ----
ANNALY CAP MGMT INC            COM              035710409    7,703         502,800 SH         DEFINED    1                X
C&D TECHNOLOGIES INC           COM              124661109    2,008         400,000 SH         DEFINED    1                X
CITADEL BROADCASTING CORP      COM              17285T106    5,049       3,041,661 SH           SOLE    NONE     X
CITIGROUP INC                  COM              172967101   13,923         650,000 SH           SOLE    NONE     X
COMCAST CORP NEW               CL A             20030N101   14,408         745,000 SH           SOLE    NONE     X
CONOCOPHILLIPS                 COM              20825C104   12,312         161,558 SH           SOLE    NONE     X
DDI CORP                       COM 0.0001 NEW   233162502    4,910       1,058,155 SH         DEFINED    1                X
DELTA AIR LINES INC DEL        COM NEW          247361702    8,231         957,138 SH           SOLE    NONE     X
ENDEAVOUR INTL CORP            COM              29259G101      219         165,000 SH           SOLE    NONE     X
FIDELITY NATIONAL FINANCIAL    CL A             31620R105   14,980         817,216 SH           SOLE    NONE     X
FIDELITY NATL INFORMATION SV   COM              31620M106      610          16,000 SH           SOLE    NONE     X
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   14,052         565,000 SH         DEFINED    1                X
GMX RES INC                    COM              38011M108    3,554         101,734 SH           SOLE    NONE     X
GENTEK INC                     COM NEW          37245X203    6,642         220,798 SH         DEFINED    1                X
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    2,666         110,000 SH           SOLE    NONE     X
HERCULES OFFSHORE INC          COM              427093109    1,958          77,941 SH           SOLE    NONE     X
HUDSON CITY BANCORP            COM              443683107    3,300         186,642 SH           SOLE    NONE     X
INTERNATIONAL COAL GRP INC N   COM              45928H106   28,046       4,416,711 SH           SOLE    NONE     X
KT CORP                        SPONSORED ADR    48268K101    1,591          67,000 SH           SOLE    NONE     X
KOREA FD                       COM              500634100    1,127          50,400 SH           SOLE    NONE     X
LG DISPLAY CO LTD              SPONS ADR REP    50186V102    3,227         144,500 SH           SOLE    NONE     X
ROTECH HEALTHCARE INC          COM              778669101    1,418       4,429,978 SH         DEFINED    1                X
NORTHWEST AIRLS CORP           COM              667280408    6,055         673,487 SH           SOLE    NONE     X
OWENS CORNING NEW              COM              690742101    5,463         301,305 SH           SOLE    NONE     X
PARKER DRILLING CO             COM              701081101   11,449       1,772,321 SH           SOLE    NONE     X
PEOPLES UNITED FINANCIAL INC   COM              712704105    2,748         158,760 SH           SOLE    NONE     X
PIONEER NAT RES CO             COM              723787107   14,716         299,600 SH           SOLE    NONE     X
PROTECTION ONE INC             COM NEW          743663403    2,176         226,897 SH         DEFINED    1                X
RADNET INC                     COM              750491102    3,203         454,957 SH         DEFINED    1                X
RITE AID CORP                  COM              767754104   10,174       3,460,619 SH           SOLE    NONE     X
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888    7,375         340,000 SH         DEFINED    1                X
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714    7,420         234,000 SH         DEFINED    1                X
SOLUTIA INC                    COM NEW          834376501    6,301         450,044 SH           SOLE    NONE     X
TAIWAN FD INC                  COM              874036106      484          26,000 SH           SOLE    NONE     X
TAIWAN GREATER CHINA FD        SH BEN INT       874037104       97          14,000 SH           SOLE    NONE     X
TIME WARNER CABLE INC          CL A             88732J108   32,734       1,310,424 SH           SOLE    NONE     X
TRAVELCENTERS OF AMERICA LLC   COM              894174101    5,966         977,969 SH         DEFINED    1                X
UAL CORP                       COM NEW          902549807    7,773         361,045 SH           SOLE    NONE     X
USA MOBILITY INC               COM              90341G103   16,049       2,247,797 SH         DEFINED    1                X
U S G CORP                     COM NEW          903293405   18,212         494,615 SH           SOLE    NONE     X
PROSHARES TR                   ULTRA XIN CH25   74347R321    4,198          45,000 SH           SOLE    NONE     X
PROSHARES TR                   ULTR SHRT MSCI   74347R354    2,058          25,000 SH           SOLE    NONE     X
WARREN RES INC                 COM              93564A100    3,795         319,701 SH           SOLE    NONE     X

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